LONG-TERM DEBT AND SHORT-TERM FINANCINGS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 26, 2022	Dec. 07, 2018	Jul. 31, 2025	Dec. 31, 2019	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2018
Short-Term Debt [Line Items]
Borrowings						$ 160,000	$ 181,000
Debt issuance costs					$ 139,267	$ 233,900
Interest rate					11.95%	7.50%	12.00%
Short-term financings					$ 106,406	$ 58,829	$ 56,197
Repayment of debt			$ 4,997,292
Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Short-Term Debt [Line Items]
Interest rate				2.00%
Oak Street Funding LLC [Member] | Term Loan [Member]
Short-Term Debt [Line Items]
Borrowings				$ 7,912,000
Debt issuance costs				$ 181,125
Debt description				The borrowing rates under the Facility is a variable rate equal to Prime plus 2.00% and matures 10 years from the closing date.
Debt instrument term				10 years
Master Credit Agreement [Member] | Oak Street Funding LLC [Member]
Short-Term Debt [Line Items]
Borrowings	$ 6,250,000
Variable interest of prime rate plus	2.50%
Debt issuance costs	$ 214,257
Maturity date	May 25, 2032
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member] | Credit Agreement [Member] | Oak Street Funding LLC [Member]
Short-Term Debt [Line Items]
Borrowings								$ 750,000
Variable interest of prime rate plus								2.50%
Debt issuance costs								$ 22,188
Commercial Coverage Solutions LLC [Member] | Oak Street Funding LLC [Member] | Senior Secured Amortizing Credit Facility [Member]
Short-Term Debt [Line Items]
Borrowings		$ 1,025,000
Debt issuance costs		$ 25,506
Debt description		The borrowing rate under the Facility is a variable rate equal to Prime plus 1.50% and matures 10 years from the closing date.
Interest rate		1.50%
Debt instrument term		10 years